OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about investments [Table Text Block]
	December 31	December 31
	2018	2017

Investment in marketable securities, at cost	$41	$41
Unrealized gain (loss) on marketable securities	47	127
	$88	$168